Provisions	6 Months Ended
Jun. 30, 2020
14. Provisions
Provisions
14. Provisions
	As at	As at
	30.06.20	31.12.19
	£m	£m
PPI redress	774	1,155
Other customer redress	372	420
Legal, competition and regulatory matters	269	376
Redundancy and restructuring	104	143
Undrawn contractually committed facilities and guarantees	741	322
Onerous contracts	23	42
Sundry provisions	329	306
Total	2,612	2,764

PPI redress

As at 30 June 2020, Barclays had recognised cumulative provisions totalling £11bn (December 2019: £11bn). Utilisation of the cumulative provisions to date is £10.2bn (December 2019: £9.8bn), leaving a residual provision of £0.8bn (December 2019: £1.2bn). This represents Barclays best estimate as at 30 June 2020 based on the information available.

The current provision reflects the estimated cost of PPI redress attributable to claims and information requests from customers, Claims Management Companies and the Official Receiver in relation to bankrupt individuals.

Q3 2019 saw an exceptional level of claims and information requests received in advance of the complaint deadline of 29 August 2019. All the items outstanding at Q3 2019, greater than two million in total, have now been processed into Barclays’ systems. 70% of these have been resolved including invalid items.

It is possible that the eventual cumulative provision will differ from the current estimate. The table below shows the predicted level of valid claims and the impact of a 1% increase or decrease in the percentage of valid volumes on the outstanding claims at 30 June 2020:

Validity assumptions[1]	Total volumes assumed valid[2]	Sensitivity on the remaining volumes
	%	£m
Claims received	21%	1% = £3m
Information requests received	7%	1% = £2m

Final agreement has yet to be reached in relation to claims received from the Official Receiver, however we do not expect any further exposure from these claims to be material in the context of the total provision.

1Total valid claims and information requests received, excluding those for which no PPI policy exists, claims from the Official Receiver in relation to bankrupt individuals and responses to proactive mailing. The sensitivity has been calculated to show the impact a 1% increase or decrease in the volume of unresolved valid claims would have on the provision level.

2Based on the observed data from September 2019 to June 2020.